Basic and Diluted Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Computation

	Year Ended December 31,
	2021	2022	2023
	(in US$ thousands)
Numerator:
Net loss attributable to Agora, Inc.’s ordinary shareholders - basic and diluted	$(72,355)	$(120,380)	$(87,219)
Denominator:
Denominator for basic and diluted loss per share
weighted-average ordinary shares outstanding(1)	440,864,190	446,426,914	398,384,385
Basic and diluted loss per share	$(0.16)	$(0.27)	$(0.22)

(1)
Options exercisable for a minimal exercise price are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered contingently issuable shares. Accordingly, a weighted average of 1,457,697 shares and 4,584,794 shares related to these options, for which the exercise price is close to zero dollars per share, are included in the denominator for the computation of basic loss per share for the year ended December 31, 2022 and 2023, respectively.

Schedule of Antidilutive Ordinary Shares Excluded from Computation of Earnings Per Share

The following ordinary shares equivalent were excluded from the computation of diluted net loss per ordinary share for the periods presented as their effects would have been anti-dilutive:

	Year Ended December 31,
	2021	2022	2023
Share options - weighted average	39,790,418	27,465,692	25,288,633
Restricted share - weighted average	204,129	369,050	—
Restricted share units - weighted average	471,680	942,501	1,356,455
VPP shares – weighted average	72,257	343,984	426,296